Accounts receivable (Schedule of Changes In Allowance For Doubtful Accounts Receivable) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	€ (8,551)	€ (7,601)
Deconsolidation ASMPT	6,191	0
Charged to selling, general and administrative expenses	756	(2,825)
Utilization	1,469	1,841
Foreign currency translation effect	62	34
Balance at end of year	€ (73)	€ (8,551)